COMPASS EMP FUNDS TRUST

November 6, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:

Compass EMP Funds Trust

- Compass EMP U.S. 500 Volatility Weighted Fund
- Compass EMP U.S. Small Cap 500 Volatility Weighted Fund
- Compass EMP International 500 Volatility Weighted Fund
- Compass EMP Emerging Market 500 Volatility Weighted Fund
- Compass EMP U.S. 500 Enhanced Volatility Weighted Fund
- Compass EMP International 500 Enhanced Volatility Weighted Fund
- Compass EMP REC Enhanced Volatility Weighted Fund
- Compass EMP Commodity Strategies Volatility Weighted Fund
- Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund
- Compass EMP Long/Short Strategies Fund
- Compass EMP Market Neutral Income Fund
- Compass EMP Enhanced Fixed Income Fund
- Compass EMP Ultra Short-Term Fixed Income Fund

Post Effective Amendment No. 27 to the Registration Statement on Form N-1A

(File No. 333-181176, CIK No. 0001547580)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Compass EMP Funds Trust (the “Trust”), on behalf of the Compass EMP U.S. 500 Volatility Weighted Fund, Compass EMP U.S. Small Cap 500 Volatility Weighted Fund, Compass EMP International 500 Volatility Weighted Fund, Compass EMP Emerging Market 500 Volatility Weighted Fund, Compass EMP U.S. 500 Enhanced Volatility Weighted Fund, Compass EMP International 500 Enhanced Volatility Weighted Fund, Compass EMP REC Enhanced Volatility Weighted Fund, Compass EMP Commodity Strategies Volatility Weighted Fund, Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund, Compass EMP Long/Short Strategies Fund, Compass EMP Market Neutral Income Fund, Compass EMP Enhanced Fixed Income Fund, and Compass EMP Ultra Short-Term Fixed Income Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 27 to the Trust’s registration statement on Form N-1A (the “Amendment”).  The text of the Amendment was filed electronically with the Securities and Exchange Commission on October 28, 2014 (SEC Accession No. 0000910472-14-004751).

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Respectfully,

/s/ James P. Ash

James P. Ash

Assistant Secretary

cc:   JoAnn M. Strasser, Esq.